Provisions - Summary of Changes in Group's Provisions (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
Net exchange and translation differences	$ 81,869	$ 16,025	$ 15,287
Result from net monetary position	1,594
Reclassifications and other movements		(3,203)
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance	54,734	47,358	39,623
Increases charged to expenses	10,126	6,823	5,661
Decreases charged to income	(14,621)	(1,568)	(169)
Amounts incurred due to payments/utilization	(76)	(25)	(39)
Net exchange and translation differences	50,995	8,357	7,651
Deconsolidation of subsidiaries			(4,436)
Increases due to business combination	465
Result from net monetary position	(204)
Reclassifications and other movements	(18,031)	(6,211)	(933)
Provisions ending balance	83,388	54,734	47,358
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	11,667	9,205	10,375
Increases charged to expenses	3,320	2,394	1,579
Decreases charged to income	(371)	(1,570)	(158)
Amounts incurred due to payments/utilization	(76)	(25)	9
Net exchange and translation differences	6,826	1,483	1,221
Deconsolidation of subsidiaries			(2,213)
Result from net monetary position	(204)
Reclassifications and other movements	73	180	(1,608)
Provisions ending balance	21,235	11,667	9,205
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,196	530	1,620
Increases charged to expenses	3,021	1,483	962
Decreases charged to income		(6)
Net exchange and translation differences	495		159
Deconsolidation of subsidiaries			(1,351)
Increases due to business combination	465
Reclassifications and other movements	(1,457)	(811)	(860)
Provisions ending balance	3,720	1,196	530
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	41,871	37,623	27,380
Increases charged to expenses	3,785	2,946	3,023
Decreases charged to income	(14,250)	8	(10)
Amounts incurred due to payments/utilization			(48)
Net exchange and translation differences	43,674	6,874	6,245
Deconsolidation of subsidiaries			(515)
Reclassifications and other movements	(16,647)	(5,580)	1,548
Provisions ending balance	58,433	41,871	37,623
Non current [member] | Provision for pensions [member]
Disclosure of provisions [line items]
Provisions beginning balance			248
Increases charged to expenses			97
Decreases charged to income			(1)
Net exchange and translation differences			26
Deconsolidation of subsidiaries			(357)
Reclassifications and other movements			(13)
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance	2,442	1,994	2,009
Increases charged to expenses	357	83	367
Decreases charged to income	(266)	(408)	(335)
Amounts incurred due to payments/utilization	(2,576)	(1,363)	(1,705)
Net exchange and translation differences	1,309	196	156
Deconsolidation of subsidiaries			(652)
Result from net monetary position	66
Reclassifications and other movements	3,197	1,940	2,154
Provisions ending balance	4,529	2,442	1,994
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	688	569	149
Increases charged to expenses	357	83	335
Decreases charged to income	(266)	(410)	(258)
Amounts incurred due to payments/utilization	(129)	(187)	(239)
Net exchange and translation differences	471	75	7
Deconsolidation of subsidiaries			(11)
Result from net monetary position	66
Reclassifications and other movements	(64)	558	586
Provisions ending balance	1,123	688	569
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,018	868	1,400
Increases charged to expenses			32
Amounts incurred due to payments/utilization	(933)	(661)	(869)
Net exchange and translation differences	80		52
Deconsolidation of subsidiaries			(607)
Reclassifications and other movements	1,457	811	860
Provisions ending balance	1,622	1,018	868
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	736	557	429
Decreases charged to income		2	(77)
Amounts incurred due to payments/utilization	(1,514)	(515)	(584)
Net exchange and translation differences	758	121	94
Reclassifications and other movements	1,804	571	695
Provisions ending balance	$ 1,784	$ 736	557
Current [member] | Provision for pensions [member]
Disclosure of provisions [line items]
Provisions beginning balance			31
Amounts incurred due to payments/utilization			(13)
Net exchange and translation differences			3
Deconsolidation of subsidiaries			(34)
Reclassifications and other movements			$ 13